Commitments - Consideration Payable on Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 12, 2023	Nov. 30, 2022	Jul. 01, 2022	Dec. 01, 2021
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	$ 59,087	$ 33,187
Non-current liabilities – consideration payable on acquisition	42,853	33,414
Consideration payable on acquisition	42,853	33,414
Total deferred consideration	(22,961)	(24,444)	$ (2,037)
Total acquisition payables paid	(14,684)	(16,437)
Consideration payable on acquisition	(29,748)	(18,156)	(16,437)
Class A
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition	(5,385)	0
Moneda
Disclosure of detailed information about business combination [line items]
Deferred consideration payable, current	48,710	15,889
Deferred consideration payable, noncurrent	0	10,592
Consideration payable on acquisition	0	12,891					$ 25,491
Total deferred consideration	(22,229)	(24,444)	(2,037)
Total acquisition payables paid	0	(16,437)
Moneda | Moneda's Former Partners
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition	58,700
Igah
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	0	4,771
Consideration payable on acquisition					$ 0
Igah | Class A
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition	(5,385)	0
Bari
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	3,570	0
Move
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	1,886	0
VBI
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	2,553	11,792
Consideration payable on acquisition	11,053	9,072				$ 8,355
Total acquisition payables paid	(13,686)	0
Bancolombia
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	1,348	0
Non-current liabilities – consideration payable on acquisition	24,652	0
Kamaroopin
Disclosure of detailed information about business combination [line items]
Current liabilities – consideration payable on acquisition	1,020	735
Non-current liabilities – consideration payable on acquisition	0	859
Consideration payable on acquisition	7,148	0		$ 4,707
Total acquisition payables paid	(998)	0
Kamaroopin | Bottom of range
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition	4,700			4,000
Kamaroopin | Top of range
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition	7,100			$ 10,100
Blue Macaw
Disclosure of detailed information about business combination [line items]
Total deferred consideration	(732)	0	$ 0
Deferred consideration paid	$ (732)	$ 0